UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (32.5%)(a)
			Shares	Value

Basic materials (2.1%)

Airgas, Inc.			147	$15,598

Anhui Conch Cement Co., Ltd. (China)			13,000	49,240

Axalta Coating Systems, Ltd.(NON)			160	4,419

Bemis Co., Inc.			281	13,013

Braskem SA (Brazil)			10,400	35,845

China Lesso Group Holdings, Ltd. (China)			37,000	21,864

China Resources Cement Holdings, Ltd. (China)			70,000	39,507

China Singyes Solar Technologies Holdings, Ltd. (China)			23,000	31,410

E.I. du Pont de Nemours & Co.			1,031	73,686

Huabao International Holdings, Ltd. (China)			51,000	37,890

International Flavors & Fragrances, Inc.			173	20,310

Koza Altin Isletmeleri AS (Turkey)			1,818	19,742

Newmont Mining Corp.			1,257	27,289

Royal Gold, Inc.			192	12,117

Sappi, Ltd. (South Africa)(NON)			5,418	21,854

SBA Communications Corp. Class A(NON)			360	42,156

Sherwin-Williams Co. (The)			224	63,728

Sibanye Gold, Ltd. (South Africa)			21,597	45,906

				575,574
Capital goods (1.7%)

Avery Dennison Corp.			259	13,704

Ball Corp.			373	26,349

China Railway Group, Ltd. (China)			56,000	57,127

General Dynamics Corp.			695	94,332

Lockheed Martin Corp.			483	98,030

Raytheon Co.			672	73,416

Rockwell Collins, Inc.			370	35,724

Stericycle, Inc.(NON)			142	19,941

TransDigm Group, Inc.			135	29,527

Waste Management, Inc.			680	36,876

				485,026
Communication services (0.8%)

America Movil SAB de CV ADR Class L (Mexico)			1,381	28,255

China Mobile, Ltd. (China)			4,500	58,657

SK Telecom Co., Ltd. (South Korea)			176	43,324

Verizon Communications, Inc.			1,862	90,549

				220,785
Conglomerates (1.2%)

Danaher Corp.			1,066	90,503

Marubeni Corp. (Japan)			14,100	81,579

Mitsubishi Corp. (Japan)			5,200	104,828

Mitsui & Co., Ltd. (Japan)			4,300	57,769

				334,679
Consumer cyclicals (3.5%)

Automatic Data Processing, Inc.			755	64,658

AutoZone, Inc.(NON)			91	62,077

Clorox Co. (The)			185	20,422

Discovery Communications, Inc. Class C(NON)			642	18,923

Dollar General Corp.(NON)			859	64,751

Dollar Tree, Inc.(NON)			576	46,740

FactSet Research Systems, Inc.			90	14,328

FF Group (Greece)			1,185	35,289

GOME Electrical Appliances Holding, Ltd. (China)			168,000	24,245

Harley-Davidson, Inc.			590	35,837

Interpublic Group of Cos., Inc. (The)			1,145	25,327

Kohl's Corp.			185	14,476

Lear Corp.			45	4,987

LF Corp. (South Korea)			397	11,339

Madison Square Garden Co. (The) Class A(NON)			172	14,560

NIKE, Inc. Class B			41	4,114

Omnicom Group, Inc.			538	41,953

OPAP SA (Greece)			2,840	26,629

Ralph Lauren Corp.			161	21,172

Scripps Networks Interactive Class A			295	20,225

Target Corp.			1,318	108,168

Tata Motors, Ltd. ADR (India)			1,050	47,313

Tongaat Hulett, Ltd. (South Africa)			993	11,010

UMW Holdings Bhd (Malaysia)			2,800	8,189

Vantiv, Inc. Class A(NON)			359	13,534

VF Corp.			709	53,395

Via Varejo S/A (Units) (Brazil)(NON)			3,298	16,937

Wal-Mart Stores, Inc.			407	33,476

Walt Disney Co. (The)			888	93,142

				957,216
Consumer staples (3.5%)

Altria Group, Inc.			2,137	106,893

Amorepacific Group (South Korea)			39	52,655

Bunge, Ltd.			350	28,826

Chipotle Mexican Grill, Inc.(NON)			12	7,806

Church & Dwight Co., Inc.			217	18,536

Colgate-Palmolive Co.			1,122	77,799

Costco Wholesale Corp.			739	111,955

Daesang Corp. (South Korea)			1,064	40,199

Dr. Pepper Snapple Group, Inc.			505	39,632

Gruma SAB de CV Class B (Mexico)			3,463	44,064

Indofood Sukses Makmur Tbk PT (Indonesia)			59,200	33,671

JBS SA (Brazil)			2,099	9,339

Lotte Food Co., Ltd. (South Korea)			55	34,820

McDonald's Corp.			1,188	115,759

Philip Morris International, Inc.			462	34,802

Pinnacle Foods, Inc.			146	5,958

Procter & Gamble Co. (The)			886	72,599

Reynolds American, Inc.			666	45,894

Sao Martinho SA (Brazil)			2,198	26,652

Sumitomo Corp. (Japan)			5,000	53,538

Tupperware Brands Corp.			139	9,594

				970,991
Energy (1.6%)

Bangchak Petroleum PCL (The) (Thailand)			26,700	26,462

Exxon Mobil Corp.			2,198	186,830

HollyFrontier Corp.			543	21,867

Lukoil OAO ADR (Russia)			512	23,641

National Oilwell Varco, Inc.			1,029	51,440

Spectra Energy Corp.			1,856	67,132

Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)			31,900	26,138

Tupras Turkiye Petrol Rafinerileri AS (Turkey)			1,260	29,863

				433,373
Financials (6.6%)

Agricultural Bank of China, Ltd. (China)			73,000	36,169

Alexandria Real Estate Equities, Inc.(R)			137	13,431

American Campus Communities, Inc.(R)			293	12,561

American Capital Agency Corp.(R)			996	21,245

Axis Capital Holdings, Ltd.			244	12,586

Banco Bradesco SA ADR (Brazil)			6,550	60,780

Banco do Brasil SA (Brazil)			5,798	41,620

Bank Negara Indonesia Persero Tbk PT (Indonesia)			89,000	49,117

BB&T Corp.			1,586	61,838

Berkshire Hathaway, Inc. Class B(NON)			958	138,259

Brixmor Property Group, Inc.(R)			151	4,009

Capital One Financial Corp.			1,231	97,027

China Construction Bank Corp. (China)			17,000	14,127

China Merchants Bank Co., Ltd. (China)			22,000	53,783

Chongqing Rural Commercial Bank Co., Ltd. (China)			61,000	39,444

Chubb Corp. (The)			173	17,490

Cullen/Frost Bankers, Inc.			143	9,878

Everest Re Group, Ltd.			100	17,400

Gentera SAB de CV (Mexico)(NON)			4,631	8,300

HCP, Inc.(R)			1,031	44,550

Health Care REIT, Inc.(R)			499	38,603

Industrial & Commercial Bank of China, Ltd. (China)			15,000	11,073

Itau Unibanco Holding SA ADR (Preference) (Brazil)			6,586	72,841

King's Town Bank Co., Ltd. (Taiwan)			21,000	20,089

Liberty Holdings, Ltd. (South Africa)			3,585	49,618

MMI Holdings, Ltd. (South Africa)			18,098	48,973

NASDAQ OMX Group, Inc. (The)			74	3,770

Nedbank Group, Ltd. (South Africa)			2,334	45,678

Northern Trust Corp.			403	28,069

PartnerRe, Ltd.			125	14,291

PNC Financial Services Group, Inc.			912	85,035

Porto Seguro SA (Brazil)			2,499	27,992

Public Storage(R)			204	40,217

Quality Houses PCL (Thailand)			375,600	43,631

RenaissanceRe Holdings, Ltd.			110	10,970

RMB Holdings, Ltd. (South Africa)			2,438	14,020

Spirit Realty Capital, Inc.(R)			1,107	13,373

Starwood Property Trust, Inc.(R)			619	15,042

Supalai PCL (Thailand)			22,400	14,800

Synchrony Financial(NON)			362	10,987

Taishin Financial Holding Co., Ltd. (Taiwan)			93,000	39,444

Taubman Centers, Inc.(R)			149	11,492

Travelers Cos., Inc. (The)			735	79,476

Turkiye Is Bankasi Class C (Turkey)			4,912	11,069

Turkiye Sinai Kalkinma Bankasi AS (Turkey)			18,547	14,187

Visa, Inc. Class A			1,672	109,366

Wells Fargo & Co.			2,959	160,970

XL Group PLC			765	28,152

				1,816,842
Health care (3.3%)

Abbott Laboratories			1,869	86,591

AmerisourceBergen Corp.			630	71,612

C.R. Bard, Inc.			181	30,290

Cardinal Health, Inc.			295	26,630

DaVita HealthCare Partners, Inc.(NON)			469	38,120

Edwards Lifesciences Corp.(NON)			294	41,883

Eli Lilly & Co.			1,472	106,941

Johnson & Johnson			1,630	163,978

Mednax, Inc.(NON)			225	16,315

Merck & Co., Inc.			2,198	126,341

Netcare, Ltd. (South Africa)			13,452	46,254

Pfizer, Inc.			4,232	147,231

				902,186
Technology (5.5%)

Accenture PLC Class A			1,050	98,375

Analog Devices, Inc.			526	33,138

Apple, Inc.			916	113,978

AU Optronics Corp. (Taiwan)			91,000	45,882

Broadcom Corp. Class A			1,486	64,336

Cisco Systems, Inc.			4,576	125,954

Computer Sciences Corp.			397	25,916

eBay, Inc.(NON)			1,954	112,707

EMC Corp.			3,838	98,099

Fidelity National Information Services, Inc.			358	24,365

Fiserv, Inc.(NON)			443	35,174

Gentex Corp.			819	14,988

Innolux Corp. (Taiwan)			93,000	46,348

Intuit, Inc.			632	61,279

King Yuan Electronics Co., Ltd. (Taiwan)			47,000	42,695

L-3 Communications Holdings, Inc.			246	30,944

Linear Technology Corp.			313	14,648

Maxim Integrated Products, Inc.			791	27,535

Microsoft Corp.			213	8,660

Motorola Solutions, Inc.			93	6,200

NetApp, Inc.			876	31,063

NetEase, Inc. ADR (China)			385	40,541

Paychex, Inc.			911	45,199

Samsung Electronics Co., Ltd. (South Korea)			130	168,519

SK Hynix, Inc. (South Korea)(NON)			1,420	58,057

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			5,185	121,744

Tencent Holdings, Ltd. (China)			1,400	26,466

				1,522,810
Transportation (1.2%)

AirAsia Bhd (Malaysia)			60,700	39,001

CH Robinson Worldwide, Inc.			414	30,313

China Eastern Airlines Corp., Ltd. (China)(NON)			16,000	10,203

Expeditors International of Washington, Inc.			146	7,034

Korea Line Corp. (South Korea)(NON)			1,789	36,536

OHL Mexico SAB de CV (Mexico)(NON)			15,325	28,965

Turk Hava Yollari Anonim Ortakligi (Turkey)(NON)			11,965	39,464

United Parcel Service, Inc. Class B			1,055	102,272

Yangzijiang Shipbuilding Holdings, Ltd. (China)			46,000	42,330

				336,118
Utilities and power (1.5%)

Alliant Energy Corp.			126	7,938

American Electric Power Co., Inc.			925	52,031

American Water Works Co., Inc.			269	14,582

Huadian Power International Corp., Ltd. (China)			54,000	44,939

Huaneng Power International, Inc. (China)			34,000	40,080

Kinder Morgan, Inc.			2,503	105,276

Pinnacle West Capital Corp.			308	19,635

SK Gas, Ltd. (South Korea)			209	16,926

Southern Co. (The)			1,840	81,475

Tauron Polska Energia SA (Poland)			28,790	33,503

				416,385

Total common stocks (cost $8,342,220)				$8,971,985

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.9%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (18.9%)

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, May 1, 2045			$2,000,000	$2,096,016
3 1/2s, TBA, April 1, 2045			2,000,000	2,101,094
3s, TBA, April 1, 2045			1,000,000	1,022,500

				5,219,610

Total U.S. government and agency mortgage obligations (cost $5,181,211)				$5,219,610

MORTGAGE-BACKED SECURITIES (9.9%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 326, Class S1, IO, 5.826s, 2044			$98,629	$24,785
IFB Ser. 317, Class S3, IO, 5.806s, 2043			101,553	26,260
IFB Ser. 325, Class S1, IO, 5.776s, 2044			95,549	23,458
IFB Ser. 326, Class S2, IO, 5.776s, 2044			94,872	23,659
IFB Ser. 308, Class S1, IO, 5.776s, 2043			109,357	28,232
IFB Ser. 314, Class AS, IO, 5.716s, 2043			113,092	28,880
Ser. 4193, Class PI, IO, 4s, 2043			80,249	13,442
Ser. 304, Class C53, IO, 4s, 2032			127,464	20,705
Ser. 303, Class C19, IO, 3 1/2s, 2043			85,345	16,122
Ser. 4121, Class AI, IO, 3 1/2s, 2042			250,495	49,394
Ser. 4097, Class PI, IO, 3 1/2s, 2040			194,472	24,188
Ser. 4134, Class PI, IO, 3s, 2042			304,451	38,169
Ser. 4206, Class IP, IO, 3s, 2041			132,160	15,933
Ser. 304, Class C45, IO, 3s, 2027			95,389	10,120

Federal National Mortgage Association
IFB Ser. 12-111, Class JS, IO, 5.926s, 2040			88,940	16,864
IFB Ser. 13-128, Class CS, IO, 5.726s, 2043			100,474	25,120
IFB Ser. 13-101, Class SE, IO, 5.726s, 2043			103,316	27,149
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			47,711	5,847
Ser. 418, Class C24, IO, 4s, 2043			136,704	24,845
Ser. 12-118, Class PI, IO, 4s, 2042			163,318	27,897
Ser. 13-11, Class IP, IO, 4s, 2042			151,850	27,333
Ser. 12-62, Class MI, IO, 4s, 2041			133,115	19,590
Ser. 418, Class C15, IO, 3 1/2s, 2043			121,798	22,656
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			95,987	11,202
Ser. 14-76, IO, 3 1/2s, 2039			243,468	34,094
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			131,067	16,079
Ser. 12-151, Class PI, IO, 3s, 2043			84,068	10,576
Ser. 13-35, Class PI, IO, 3s, 2042			387,807	39,490
Ser. 13-31, Class NI, IO, 3s, 2041			112,617	10,531
Ser. 13-7, Class EI, IO, 3s, 2040			118,501	18,703
Ser. 13-55, Class MI, IO, 3s, 2032			99,349	11,845

Government National Mortgage Association
IFB Ser. 11-93, Class SA, IO, 6.484s, 2041			260,316	60,523
Ser. 09-79, Class IC, IO, 6s, 2039			125,371	24,746
IFB Ser. 13-116, Class SA, IO, 5.976s, 2043			72,550	13,574
IFB Ser. 13-129, Class SN, IO, 5.974s, 2043			66,632	11,423
IFB Ser. 13-129, Class CS, IO, 5.974s, 2042			171,024	24,865
IFB Ser. 14-90, Class HS, IO, 5.924s, 2044			99,064	24,350
IFB Ser. 14-32, Class CS, IO, 5.924s, 2044			92,218	18,251
IFB Ser. 12-34, Class SA, IO, 5.874s, 2042			115,383	26,053
Ser. 14-133, Class IP, IO, 5s, 2044			196,043	42,508
Ser. 14-25, Class QI, IO, 5s, 2044			92,420	17,880
Ser. 11-116, Class IB, IO, 5s, 2040			58,396	3,022
Ser. 10-20, Class UI, IO, 5s, 2040			102,972	16,895
Ser. 10-9, Class UI, IO, 5s, 2040			148,581	27,801
Ser. 09-121, Class UI, IO, 5s, 2039			109,530	20,148
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			41,713	7,217
Ser. 14-149, Class IP, IO, 4s, 2044			199,253	32,073
Ser. 13-24, Class PI, IO, 4s, 2042			86,016	14,004
Ser. 12-41, Class IP, IO, 4s, 2041			109,136	19,508
Ser. 14-133, Class AI, IO, 4s, 2036			231,667	32,704
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			107,376	20,050
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			88,728	8,873
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			80,917	9,336
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			76,996	8,400
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			79,011	6,387
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			101,545	6,901

				1,190,660
Commercial mortgage-backed securities (3.3%)

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-PW16, Class AJ, 5.708s, 2040			25,000	25,842

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.438s, 2039			25,000	25,025

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.768s, 2049			20,000	20,704
FRB Ser. 06-C4, Class B, 5.768s, 2049			25,000	25,099

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			25,000	25,070

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042			25,000	24,968
FRB Ser. 05-GG3, Class D, 4.986s, 2042			50,000	49,934

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.821s, 2048			25,000	23,934

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.271s, 2044			76,000	76,944

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.84s, 2041			61,301	1,770

GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.316s, 2046			18,000	18,740

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.562s, 2046			16,000	14,765

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			10,000	10,530
FRB Ser. 06-LDP7, Class B, 5.841s, 2045			20,000	14,135
Ser. 06-LDP8, Class B, 5.52s, 2045			30,000	30,257
FRB Ser. 05-LDP3, Class D, 5.203s, 2042			15,000	15,063
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			20,000	19,970

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.175s, 2051			20,000	19,138
Ser. 13-C13, Class E, 3.986s, 2046			12,000	9,972

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039			20,000	20,076
Ser. 06-C6, Class D, 5.502s, 2039			23,000	22,478
FRB Ser. 06-C6, Class C, 5.482s, 2039			20,000	19,600

Merrill Lynch Mortgage Trust
FRB Ser. 05-LC1, Class D, 5.42s, 2044			25,000	25,649
FRB Ser. 05-CIP1, Class C, 5.27s, 2038			25,000	23,794
Ser. 04-KEY2, Class D, 5.046s, 2039			25,000	24,973

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			25,000	24,671
FRB Ser. 06-4, Class XC, IO, 0.633s, 2049			1,018,036	8,450

UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3 1/2s, 2046			38,000	30,873

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C23, Class C, 5.474s, 2045			20,000	20,079

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.778s, 2045			100,000	95,880

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5s, 2044			30,000	28,703
Ser. 12-C7, Class F, 4 1/2s, 2045			100,000	90,990
Ser. 13-C12, Class E, 3 1/2s, 2048			15,000	11,998

				900,074
Residential mortgage-backed securities (non-agency) (2.3%)

Banc of America Funding Trust FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			37,292	35,801

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.899s, 2034			22,536	19,832

Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE5, Class M3, 1.251s, 2035			25,000	20,500

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2, Class M1, 0.574s, 2037			25,000	20,143

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.478s, 2035			9,359	7,721
FRB Ser. 05-38, Class A3, 0.524s, 2035			18,762	16,276
FRB Ser. 05-59, Class 1A1, 0.504s, 2035			19,376	15,743

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.293s, 2035			18,391	16,920
Ser. 05-1, Class MF1, 5.29s, 2035(F)			29,166	28,262
FRB Ser. 05-16, Class MV2, 0.651s, 2036			35,000	26,250
FRB Ser. 06-4, Class 2A3, 0.464s, 2036			40,000	34,758
FRB Ser. 06-BC4, Class 2A3, 0.414s, 2036			40,000	30,700

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 11-2R, Class 2A9, 2.623s, 2036			25,000	22,969

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 0.824s, 2035(F)			33,000	24,915

IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.364s, 2037			25,147	18,106

MortgageIT Trust FRB Ser. 41761, Class 1M1, 0.614s, 2035			48,105	43,776

Newcastle Mortgage Securities Trust FRB Ser. 06-1, Class M2, 0.544s, 2036			25,000	19,895

RBSSP Resecuritization Trust 144A FRB Ser. 09-12, Class 16A2, 2.568s, 2035			40,000	35,900

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 05-19XS, Class 2A2, 0.514s, 2035			25,534	23,014

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 06-AR4, Class 1A1B, 1.061s, 2046			42,705	36,940
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044			42,972	38,782
FRB Ser. 05-AR11, Class A1B3, 0.574s, 2045			39,711	35,839
FRB Ser. 05-AR9, Class A1B, 0.554s, 2045			42,918	40,294

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.031s, 2036			26,608	26,463

				639,799

Total mortgage-backed securities (cost $2,697,411)				$2,730,533

COMMODITY LINKED NOTES (5.6%)(a)(CLN)
			Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0 Index multiplied by 3)			$670,000	$668,819

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the DB Commodity Backwardation Alpha 22 Total Return Index multiplied by 3) (United Kingdom)			79,000	49,580

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			78,000	78,238

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			306,000	326,445

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			202,000	215,797

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the S&P GSCI Light Energy Index Excess Return multiplied by 3) (United Kingdom)			124,000	217,142

Total commodity Linked Notes (cost $1,459,000)				$1,556,021

INVESTMENT COMPANIES (4.9%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			3,149	$236,584

Consumer Staples Select Sector SPDR Fund			4,475	218,112

Health Care Select Sector SPDR Fund			6,382	462,695

Utility Select Sector SPDR Fund			9,682	430,171

Total investment companies (cost $1,286,375)				$1,347,562

WARRANTS (1.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Apollo Tyres, Ltd. 144A (India)	8/18/16	$0.00	9,150	$24,600

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	0.00	2,568	33,271

HCL Technologies, Ltd. 144A (India)	10/22/15	0.00	3,010	47,155

Hindustan Zinc. Ltd. 144A (India)	10/27/17	0.00	14,314	37,088

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	8,880	38,745

Qingdao Haier Co., Ltd. 144A (China)	3/16/17	0.00	8,800	36,664

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	7,879	41,950

Shanghai Automotive Co. 144A (China)	2/3/16	0.00	10,995	44,054

UPL, Ltd. 144A (India)	6/17/16	0.00	3,370	23,810

Total warrants (cost $327,534)				$327,337

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			$175,000	$173,250

Total foreign government and agency bonds and notes (cost $166,932)				$173,250

CORPORATE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			$16,000	$9,544

Total corporate bonds and notes (cost $11,782)				$9,544

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.175/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.175		$64,400	$882

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		32,200	565

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		53,200	308

1.816/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.816		53,200	66

Barclays Bank PLC

(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625		53,200	445

(2.31)/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		10,640	353

2.31/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		10,640	125

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		49,700	892

2.172/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.172		32,200	440

1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015		106,400	277

2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043		26,600	277

(2.13)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.13		53,200	213

1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294		106,400	156

1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735		53,200	120

1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266		53,200	67

1.802/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.802		53,200	58

Credit Suisse International

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		53,000	440

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		53,000	436

1.795/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.795		53,300	54

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		25,450	961

2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655		13,300	836

1.84/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.84		39,900	86

1.76/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.76		39,900	47

Total purchased swap options outstanding (cost $8,338)				$8,104

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Mar-16/$183.00		$4,758	$34,935

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00		4,747	31,566

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00		4,759	18,196

SPDR S&P 500 ETF Trust (Put)	Dec-15/180.00		4,697	23,518

SPDR S&P 500 ETF Trust (Put)	Nov-15/180.00		4,650	20,091

SPDR S&P 500 ETF Trust (Put)	Oct-15/162.00		4,452	7,422

Total purchased options outstanding (cost $184,437)				$135,728

SHORT-TERM INVESTMENTS (44.4%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks Funding Corporation unsec. discount notes with an effective yield of 0.16%, July 15, 2015			$500,000	$499,898

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.08%, April 15, 2015			700,000	699,978

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.13%, May 18, 2015			1,000,000	999,830

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.16%, July 22, 2015			850,000	849,815

Federal Home Loan Mortgage Corporation unsec. discount notes with effective yields ranging from 0.07% to 0.10%, April 15, 2015			1,650,000	1,649,945

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.14%, June 10, 2015			1,000,000	999,881

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.10%, May 1, 2015			400,000	399,967

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.10%, May 6, 2015			1,250,000	1,249,872

Federal National Mortgage Association with an effective yield of 0.09%, June 1, 2015			700,000	699,928

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	2,196,737	2,196,737

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)(SEGCCS)			$2,000,000	1,999,930

Total short-term investments (cost $12,244,929)				$12,245,781

TOTAL INVESTMENTS

Total investments (cost $31,910,169)(b)				$32,725,455

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $3,248,199) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$15,146	$15,165	$(19)
	British Pound	Buy	6/17/15	30,839	31,973	(1,134)
	Canadian Dollar	Sell	4/15/15	23,289	24,978	1,689
	Euro	Sell	6/17/15	57,693	61,421	3,728
	Norwegian Krone	Buy	6/17/15	2,948	2,666	282
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	2,436	3,073	637
	Canadian Dollar	Sell	4/15/15	44,444	47,753	3,309
	Euro	Sell	6/17/15	9,903	10,734	831
	Japanese Yen	Sell	5/20/15	51,994	53,031	1,037
	Mexican Peso	Buy	4/15/15	24,609	25,306	(697)
	New Zealand Dollar	Buy	4/15/15	17,024	17,393	(369)
	Norwegian Krone	Buy	6/17/15	13,715	13,770	(55)
	Singapore Dollar	Sell	5/20/15	34,135	34,090	(45)
	Swedish Krona	Buy	6/17/15	13,288	13,702	(414)
	Swiss Franc	Sell	6/17/15	35,096	35,064	(32)
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	13,852	14,495	(643)
	British Pound	Buy	6/17/15	12,899	13,372	(473)
	Canadian Dollar	Sell	4/15/15	52,733	53,142	409
	Chilean Peso	Buy	4/15/15	28,037	27,929	108
	Danish Krone	Sell	6/17/15	25,132	26,277	1,145
	Euro	Sell	6/17/15	37,135	38,776	1,641
	Japanese Yen	Sell	5/20/15	29,712	30,131	419
	Mexican Peso	Buy	4/15/15	25,139	24,907	232
	New Zealand Dollar	Sell	4/15/15	8,811	9,356	545
	Norwegian Krone	Buy	6/17/15	3,816	3,988	(172)
	Philippine Peso	Buy	5/20/15	12,733	12,935	(202)
	Swiss Franc	Sell	6/17/15	37,470	38,127	657
Credit Suisse International
	Australian Dollar	Sell	4/15/15	9,361	10,242	881
	British Pound	Sell	6/17/15	39,438	39,811	373
	Canadian Dollar	Sell	4/15/15	55,497	56,895	1,398
	Euro	Sell	6/17/15	116,784	121,976	5,192
	Indian Rupee	Buy	5/20/15	47,959	48,210	(251)
	Japanese Yen	Sell	5/20/15	46,518	47,451	933
	New Zealand Dollar	Buy	4/15/15	14,560	14,825	(265)
	Norwegian Krone	Buy	6/17/15	1,425	1,489	(64)
	Swedish Krona	Sell	6/17/15	13,009	13,411	402
	Swiss Franc	Sell	6/17/15	1,445	1,470	25
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	381	215	(166)
	British Pound	Sell	6/17/15	191,408	198,442	7,034
	Canadian Dollar	Sell	4/15/15	56,602	57,862	1,260
	Euro	Buy	6/17/15	29,385	29,498	(113)
	New Zealand Dollar	Buy	4/15/15	17,397	16,691	706
	Norwegian Krone	Sell	6/17/15	20,926	21,867	941
	Polish Zloty	Sell	6/17/15	25,717	26,179	462
	Swedish Krona	Sell	6/17/15	25,285	26,074	789
	Turkish Lira	Sell	6/17/15	2,188	1,780	(408)
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	45,816	47,936	2,120
	British Pound	Buy	6/17/15	29,208	30,283	(1,075)
	Canadian Dollar	Sell	4/15/15	31,419	32,132	713
	Euro	Sell	6/17/15	47,360	49,458	2,098
	Japanese Yen	Sell	5/20/15	235,762	240,435	4,673
	New Zealand Dollar	Buy	4/15/15	11,946	12,199	(253)
	Norwegian Krone	Sell	6/17/15	9,751	10,191	440
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	17,277	17,857	580
	British Pound	Buy	6/17/15	22,239	23,059	(820)
	Canadian Dollar	Sell	4/15/15	51,467	54,677	3,210
	Chinese Yuan (Onshore)	Buy	5/20/15	27,175	27,279	(104)
	Euro	Sell	6/17/15	22,927	22,973	46
	New Taiwan Dollar	Sell	5/20/15	27,405	27,126	(279)
	New Zealand Dollar	Buy	4/15/15	24,416	24,929	(513)
	Swedish Krona	Buy	6/17/15	9,521	9,820	(299)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/15/15	8,828	8,978	150
	British Pound	Buy	6/17/15	23,277	24,987	(1,710)
	Canadian Dollar	Sell	4/15/15	35,919	36,931	1,012
	Euro	Sell	6/17/15	32,075	34,969	2,894
	Indian Rupee	Buy	5/20/15	33,434	33,651	(217)
	Japanese Yen	Sell	5/20/15	66,393	67,972	1,579
	Malaysian Ringgit	Sell	5/20/15	1,210	1,604	394
	Mexican Peso	Buy	4/15/15	31,397	31,542	(145)
	New Zealand Dollar	Sell	4/15/15	5,898	4,958	(940)
	Norwegian Krone	Buy	6/17/15	4,324	4,242	82
	Philippine Peso	Buy	5/20/15	12,730	12,935	(205)
	Singapore Dollar	Sell	5/20/15	31,951	32,286	335
	South Korean Won	Sell	5/20/15	26,982	26,901	(81)
	Swedish Krona	Buy	6/17/15	9,975	10,876	(901)
	Swiss Franc	Buy	6/17/15	20,334	20,359	(25)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/15/15	8,448	10,215	1,767
	British Pound	Buy	6/17/15	10,971	10,793	178
	Canadian Dollar	Sell	4/15/15	34,419	36,230	1,811
	Euro	Sell	6/17/15	7,750	9,006	1,256
	New Zealand Dollar	Sell	4/15/15	3,733	3,371	(362)
	Norwegian Krone	Sell	6/17/15	817	1,986	1,169
	Singapore Dollar	Sell	5/20/15	48,546	49,443	897
	Swedish Krona	Sell	6/17/15	1,081	208	(873)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	36,987	39,283	2,296
	British Pound	Buy	6/17/15	33,804	35,901	(2,097)
	Canadian Dollar	Sell	4/15/15	53,760	54,953	1,193
	Chilean Peso	Buy	4/15/15	33	414	(381)
	Euro	Sell	6/17/15	108	958	850
	Hungarian Forint	Buy	6/17/15	26,180	26,807	(627)
	Israeli Shekel	Buy	4/15/15	53,201	54,415	(1,214)
	Israeli Shekel	Sell	4/15/15	53,201	53,049	(152)
	Japanese Yen	Sell	5/20/15	98,413	100,421	2,008
	Malaysian Ringgit	Buy	5/20/15	2,850	2,810	40
	New Zealand Dollar	Buy	4/15/15	8,213	7,487	726
	Norwegian Krone	Buy	6/17/15	1,338	1,398	(60)
	Singapore Dollar	Sell	5/20/15	25,474	25,948	474
	Swedish Krona	Sell	6/17/15	12,381	12,760	379
	Swiss Franc	Sell	6/17/15	1,032	1,050	18
	Turkish Lira	Buy	6/17/15	50,854	52,096	(1,242)
	Turkish Lira	Sell	6/17/15	51,609	51,804	195
UBS AG
	Chilean Peso	Buy	4/15/15	33	422	(389)
	Euro	Buy	6/17/15	10,979	11,416	(437)
	New Taiwan Dollar	Sell	5/20/15	27,408	27,014	(394)
	Norwegian Krone	Buy	6/17/15	13,306	12,128	1,178
	Swedish Krona	Buy	6/17/15	244	1,130	(886)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	2,664	2,808	144
	British Pound	Buy	6/17/15	42,700	44,269	(1,569)
	Canadian Dollar	Sell	4/15/15	15,394	16,855	1,461
	Euro	Buy	6/17/15	15,392	16,076	(684)
	Japanese Yen	Sell	5/20/15	45,033	45,334	301
	New Zealand Dollar	Buy	4/15/15	25,909	26,454	(545)

Total						$50,731

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

FTSE 100 Index (Long)	1	$99,788	Jun-15	$(403)
S&P 500 Index E-Mini (Short)	12	$1,236,480	Jun-15	1,088
S&P Mid Cap 400 Index E-Mini (Long)	5	759,900	Jun-15	20,790
Tokyo Price Index (Long)	2	257,389	Jun-15	5,995
U.S. Treasury Bond 30 yr (Long)	1	163,875	Jun-15	936
U.S. Treasury Note 2 yr (Short)	1	219,156	Jun-15	(455)
U.S. Treasury Note 5 yr (Short)	9	1,081,898	Jun-15	(9,315)
U.S. Treasury Note 10 yr (Long)	22	2,835,938	Jun-15	21,284

Total				$39,920

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/15 (premiums $48,118) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.916/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.916	$53,200	$—
(1.9125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.9125	64,400	95
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	106,400	279
(2.04375)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.04375	64,400	355
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	64,400	558
Barclays Bank PLC

2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	53,200	159
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	53,200	279
Citibank, N.A.

2.902/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.902	53,200	—
(1.602)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.602	53,200	8
2.28/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.28	53,200	56
(1.932)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.932	32,200	68
2.205/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.205	53,200	114
(2.052)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.052	32,200	200
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	53,200	202
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	13,300	267
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	106,400	458
Credit Suisse International

2.895/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.895	53,300	—
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	53,000	24
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	53,000	24
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	53,000	120
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	53,000	122
Goldman Sachs International

(1.92)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.92	39,900	150
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	13,300	294
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	13,300	520
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	25,450	578
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	229,000	34,069

Total			$38,999

WRITTEN OPTIONS OUTSTANDING at 3/31/15 (premiums $8,453) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-15/$213.50	$11,345	$5,219
SPDR S&P 500 ETF Trust (Call)	Apr-15/212.00	2,362	1,106
SPDR S&P 500 ETF Trust (Call)	Apr-15/217.00	2,362	50
SPDR S&P 500 ETF Trust (Call)	Apr-15/211.50	2,300	403
SPDR S&P 500 ETF Trust (Call)	Apr-15/213.50	2,286	12

Total			$6,790

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

1.955/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/1.955	$37,240	$(209)	$(9)
(2.155)/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/2.155	37,240	(209)	(13)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	13,300	(326)	92
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	13,300	(338)	36
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	13,300	(354)	(42)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	13,300	(372)	(89)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	58,300	386	110
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	58,300	373	68
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	58,300	336	(59)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	58,300	332	(111)

Total			$(381)	$(17)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $2,091,367) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, April 1, 2045	$2,000,000	4/14/15	$2,101,094

Total			$2,101,094

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$64,400		$579	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$302
	64,400		(188)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(1,107)
	64,400		(342)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(664)
	50,900		147	1/6/25	2.28%	3 month USD-LIBOR-BBA	(1,302)
	50,900		630	1/6/25	2.53%	3 month USD-LIBOR-BBA	(2,002)
	81,000		(1)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	773
	34,800		34	1/16/25	3 month USD-LIBOR-BBA	2.12%	485
	142,000		(1)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	1,420
	37,275		(3)	1/23/25	3 month USD-LIBOR-BBA	2.14%	532
	74,900		(1)	1/22/25	3 month USD-LIBOR-BBA	2.09%	731
	16,000		—	1/9/25	3 month USD-LIBOR-BBA	2.081%	156
	215,000		(2)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(1,924)
	214,605		(3)	1/14/25	3 month USD-LIBOR-BBA	2.10%	2,405
	91,620		(1)	1/15/25	3 month USD-LIBOR-BBA	2.09%	936
	34,800		—	1/22/25	3 month USD-LIBOR-BBA	2.095%	356
	75,000		(1)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(1,159)
	142,000		(1)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	1,473
	75,000		(1)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(1,111)
	75,000		(1)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(1,144)
	142,000		(1)	1/12/20	3 month USD-LIBOR-BBA	1.648%	1,436
	75,000		(1)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(1,134)
	142,000		(1)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	1,425
	75,000		(1)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(1,116)
	142,000		(1)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	1,386
	251,000		(1)	2/4/17	3 month USD-LIBOR-BBA	0.70502%	(37)
	103,000		(1)	2/4/20	1.3635%	3 month USD-LIBOR-BBA	518
	129,000	(E)	(3,613)	6/17/45	3 month USD-LIBOR-BBA	2.50%	(1,214)
	1,582,000	(E)	14,631	6/17/25	2.20%	3 month USD-LIBOR-BBA	(2,231)
	24,000		—	1/20/25	3 month USD-LIBOR-BBA	1.949%	(78)
	3,635,000		(48)	1/20/25	3 month USD-LIBOR-BBA	1.886%	(33,041)
	199,000		(2)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	5
	254,000		(3)	1/22/25	3 month USD-LIBOR-BBA	1.921%	(1,511)
	108,000		(4)	1/22/45	3 month USD-LIBOR-BBA	2.31125%	(1,602)
	264,000		(3)	1/22/25	3 month USD-LIBOR-BBA	1.92125%	(1,564)
	210,000		(2)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(457)
	31,000		—	1/26/20	1.517%	3 month USD-LIBOR-BBA	(91)
	7,000		—	1/26/45	3 month USD-LIBOR-BBA	2.384%	9
	67,000		(1)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	(161)
	67,000		(1)	1/27/25	3 month USD-LIBOR-BBA	1.963%	(157)
	220,000		(3)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	(686)
	14,000	(E)	—	2/2/46	3 month USD-LIBOR-BBA	2.335%	(428)
	171,000		(2)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(3,210)
	503,000		(2)	2/4/17	3 month USD-LIBOR-BBA	0.707%	(53)
	206,000		(2)	2/4/20	1.366%	3 month USD-LIBOR-BBA	1,011
	150,000		(1)	2/4/17	3 month USD-LIBOR-BBA	0.71%	(7)
	75,000		—	2/4/17	3 month USD-LIBOR-BBA	0.7065%	(9)
	89,000		(1)	2/6/25	1.9805%	3 month USD-LIBOR-BBA	119
	89,000		(1)	2/6/25	1.98407%	3 month USD-LIBOR-BBA	89
	113,000		4	2/6/17	3 month USD-LIBOR-BBA	0.776%	143
	33,000		(17)	2/6/20	1.48%	3 month USD-LIBOR-BBA	(35)
	61,000		(70)	2/6/25	1.9575%	3 month USD-LIBOR-BBA	143
	26,000		(78)	2/6/45	3 month USD-LIBOR-BBA	2.36%	(201)
	8,000		—	2/17/45	3 month USD-LIBOR-BBA	2.462%	140
	8,000		—	2/17/45	3 month USD-LIBOR-BBA	2.46318%	140
	4,500		—	2/19/25	2.12%	3 month USD-LIBOR-BBA	(49)
	354,000		(5)	2/27/25	2.1135%	3 month USD-LIBOR-BBA	(3,424)
	104,000		(4)	3/3/45	2.4925%	3 month USD-LIBOR-BBA	(2,438)
	723,000		(6)	3/3/20	3 month USD-LIBOR-BBA	1.65028%	5,307
	492,000		(2)	3/3/17	3 month USD-LIBOR-BBA	0.8775%	1,199
	234,000		(3)	3/3/25	2.124%	3 month USD-LIBOR-BBA	(2,431)
	104,000		(4)	3/3/45	2.4995%	3 month USD-LIBOR-BBA	(2,602)
	45,000		(1)	3/10/25	3 month USD-LIBOR-BBA	2.3175%	1,254
	45,000		(1)	3/10/25	3 month USD-LIBOR-BBA	2.31774%	1,255
	45,000		(1)	3/10/25	3 month USD-LIBOR-BBA	2.3355%	1,329
	181,000		(2)	3/11/25	2.30733%	3 month USD-LIBOR-BBA	(4,865)
	220,000		(3)	3/16/25	3 month USD-LIBOR-BBA	2.169%	3,011
	4,145,000	(E)	5,160	6/17/17	1.10%	3 month USD-LIBOR-BBA	(7,960)
	916,000	(E)	4,087	6/17/20	1.80%	3 month USD-LIBOR-BBA	(3,746)
	112,000		(1)	3/20/20	3 month USD-LIBOR-BBA	1.6905%	932
	2,000		—	3/20/25	2.1195%	3 month USD-LIBOR-BBA	(18)
	2,000		—	3/20/25	3 month USD-LIBOR-BBA	2.133%	20
	553,000		(2)	3/23/17	0.843%	3 month USD-LIBOR-BBA	(612)
	224,000		(2)	3/25/20	1.5485%	3 month USD-LIBOR-BBA	(255)
	132,000		(2)	3/26/25	3 month USD-LIBOR-BBA	1.964%	(784)
	264,000		(3)	3/26/25	3 month USD-LIBOR-BBA	1.96065%	(1,650)
	165,000		(2)	3/26/25	3 month USD-LIBOR-BBA	1.9665%	(942)
	331,000		(4)	3/26/25	3 month USD-LIBOR-BBA	1.96943%	(1,797)
	74,900		(1)	1/9/25	3 month USD-LIBOR-BBA	2.07%	654
	12,900		26	2/19/25	3 month USD-LIBOR-BBA	2.15%	201
	6,450		15	2/19/25	3 month USD-LIBOR-BBA	2.15%	102

	Total		$20,857	$(61,612)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$15,731	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(198)
	15,731	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(198)
baskets	37,971	—	10/19/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF4) of common stocks	315,002
units	970	—	10/19/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(217,229)
Barclays Bank PLC
	$3,029	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(39)
	103,662	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,306)
	23,346	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(48)
	15,085	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(31)
	16,335	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	148
	11,114	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	115
Citibank, N.A.
	10,084	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(127)
baskets	8	—	12/17/15	(3 month USD-LIBOR-BBA plus 42 bp)	A basket (CGPUTQL2) of common stocks	678
baskets	8,143	—	11/10/15	3 month USD-LIBOR-BBA minus 0.50%	A basket (CGPUTS33) of common stocks	(13,720)
units	176	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	1,788
units	9	—	12/17/15	3 month USD-LIBOR-BBA plus 15 bp	Russell 1000 Total Return Index	91
units	1,562	—	3/18/16	3 month USD-LIBOR-BBA minus 0.15%	MSCI Emerging Markets TR Net USD	(12,884)
Credit Suisse International
	$476,420	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,834
	26,219	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(54)
	26,826	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	278
	23,377	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	242
	121,757	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(252)
	122,083	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,685)
	36,010	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(497)
	18,444	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(255)
	43,037	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(594)
	67,485	802	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(38)
	77,754	1,300	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	295
	58,682	523	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(253)
Deutsche Bank AG
baskets	9,029	—	5/13/15	(3 month USD-LIBOR-BBA plus 31 bp)	A basket (DBCTPL7P) of common stocks	(1,512)
baskets	9,029	—	5/13/15	(3 month USD-LIBOR-BBA minus 45 bp)	A basket (DBCTPS7P) of common stocks	3,338
Goldman Sachs International
	$7,068	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90)
	7,068	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90)
	3,367	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46)
	39,125	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(493)
	28,273	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(361)
	11,107	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(142)
	40,335	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(508)
	39,473	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	409
	36,010	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(497)
baskets	493	—	12/15/15	(1 month USD-LIBOR-BBA plus 90 bp)	A basket (GSCBSAUD) of common stocks	(39,953)
baskets	27,371	—	10/2/15	(3 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPUR1) of common stocks	25,323
units	7,824	—	8/11/15	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3X Excess Return Strategy Index	(3,287)
JPMorgan Chase Bank N.A.
	$12,907	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(163)
	39,932	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(503)
	39,473	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	409
baskets	26,850	—	10/2/15	3 month USD-LIBOR-BBA minus 20 bp	A basket (JPCMPTSH) of common stocks	(12,406)
shares	8,783	—	1/25/16	3 month USD-LIBOR-BBA minus 30 bp	iShares MSCI Emerging Markets Index	5,681
UBS AG
shares	1,459	—	3/9/16	(1 month USD-LIBOR-BBA plus 125 bp)	GOLFZONYUWONHOLDINGS Co., Ltd.	64
units	2,586	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	9,715
units	3,208	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	12,052

Total		$2,625	$70,003

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$228	$4,000	5/11/63	300 bp	$272
	CMBX NA BBB- Index	BBB-/P	247	4,000	5/11/63	300 bp	290
	CMBX NA BBB- Index	BBB-/P	121	2,000	5/11/63	300 bp	142
	CMBX NA BBB- Index	BBB-/P	68	1,000	5/11/63	300 bp	79
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	887	8,000	5/11/63	300 bp	974
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	101	78,000	5/11/63	300 bp	950
	CMBX NA BBB- Index	BBB-/P	122	53,000	5/11/63	300 bp	698
	CMBX NA BBB- Index	BBB-/P	178	39,000	5/11/63	300 bp	602
	CMBX NA BBB- Index	BBB-/P	216	37,000	5/11/63	300 bp	619
	CMBX NA BBB- Index	BBB-/P	(158)	37,000	5/11/63	300 bp	245
	CMBX NA BBB- Index	BBB-/P	(16)	25,000	5/11/63	300 bp	256
	CMBX NA BBB- Index	BBB-/P	36	11,000	5/11/63	300 bp	156
	CMBX NA BBB- Index	BBB-/P	25	11,000	5/11/63	300 bp	145
	CMBX NA BBB- Index	BBB-/P	246	6,000	5/11/63	300 bp	312
	CMBX NA BBB- Index	BBB-/P	58	5,000	5/11/63	300 bp	112
	CMBX NA BBB- Index	BBB-/P	452	4,000	5/11/63	300 bp	495
	CMBX NA BBB- Index	BBB-/P	310	4,000	5/11/63	300 bp	353
	CMBX NA BBB- Index	BBB-/P	263	4,000	5/11/63	300 bp	307
	CMBX NA BBB- Index	BBB-/P	122	4,000	5/11/63	300 bp	165
	CMBX NA BBB- Index	—	88	8,000	5/11/63	(300 bp)	1
	CMBX NA BBB- Index	BBB-/P	950	39,000	1/17/47	300 bp	653
	CMBX NA BBB- Index	BBB-/P	437	41,000	1/17/47	300 bp	125
	CMBX NA BBB- Index	BBB-/P	1,065	43,000	1/17/47	300 bp	737
	CMBX NA BBB- Index	BBB-/P	584	43,000	1/17/47	300 bp	257
	CMBX NA BBB- Index	BBB-/P	1,149	47,000	1/17/47	300 bp	791
	CMBX NA BBB- Index	BBB-/P	2,940	75,000	1/17/47	300 bp	2,369
	CMBX NA BBB- Index	BBB-/P	1,868	79,000	1/17/47	300 bp	1,267
	CMBX NA BB Index	—	60	3,000	5/11/63	(500 bp)	13
	CMBX NA BB Index	—	132	5,000	5/11/63	(500 bp)	53
	CMBX NA BB Index	—	93	6,000	5/11/63	(500 bp)	(2)
	CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(149)
	CMBX NA BB Index	—	(33)	9,000	5/11/63	(500 bp)	(175)
	CMBX NA BB Index	—	54	10,000	5/11/63	(500 bp)	(103)
	CMBX NA BB Index	—	(175)	10,000	5/11/63	(500 bp)	(332)
	CMBX NA BB Index	—	(94)	18,000	5/11/63	(500 bp)	(378)
	CMBX NA BB Index	—	(194)	10,000	5/11/63	(500 bp)	(352)
	CMBX NA BBB- Index	BBB-/P	2,447	100,000	5/11/63	300 bp	3,535
	CMBX NA BBB- Index	BBB-/P	4,689	44,000	5/11/63	300 bp	5,167
	CMBX NA BBB- Index	BBB-/P	472	25,000	5/11/63	300 bp	744
	CMBX NA BBB- Index	BBB-/P	541	25,000	5/11/63	300 bp	813
	CMBX NA BBB- Index	BBB-/P	16	12,000	5/11/63	300 bp	147
	CMBX NA BBB- Index	BBB-/P	(181)	12,000	5/11/63	300 bp	(50)
	CMBX NA BBB- Index	BBB-/P	(148)	12,000	5/11/63	300 bp	(17)
	CMBX NA BBB- Index	BBB-/P	37	8,000	5/11/63	300 bp	124
	CMBX NA BBB- Index	BBB-/P	(80)	8,000	5/11/63	300 bp	7
	CMBX NA BBB- Index	BBB-/P	28	6,000	5/11/63	300 bp	93
	CMBX NA BBB- Index	BBB-/P	4	6,000	5/11/63	300 bp	69
	CMBX NA BBB- Index	BBB-/P	(20)	6,000	5/11/63	300 bp	45
	CMBX NA BBB- Index	BBB-/P	36	6,000	5/11/63	300 bp	102
	CMBX NA BBB- Index	BBB-/P	4	6,000	5/11/63	300 bp	69
	CMBX NA BBB- Index	BBB-/P	21	6,000	5/11/63	300 bp	86
	CMBX NA BBB- Index	BBB-/P	60	5,000	5/11/63	300 bp	114
	CMBX NA BBB- Index	BBB-/P	50	5,000	5/11/63	300 bp	104
	CMBX NA BBB- Index	BBB-/P	(47)	5,000	5/11/63	300 bp	8
	CMBX NA BBB- Index	BBB-/P	(50)	5,000	5/11/63	300 bp	4
	CMBX NA BBB- Index	BBB-/P	(17)	5,000	5/11/63	300 bp	38
	CMBX NA BBB- Index	BBB-/P	(42)	5,000	5/11/63	300 bp	13
	CMBX NA BBB- Index	BBB-/P	13	5,000	5/11/63	300 bp	68
	CMBX NA BBB- Index	BBB-/P	(17)	5,000	5/11/63	300 bp	38
	CMBX NA BBB- Index	BBB-/P	191	4,000	5/11/63	300 bp	235
	CMBX NA BBB- Index	BBB-/P	348	4,000	5/11/63	300 bp	392
	CMBX NA BBB- Index	BBB-/P	(18)	3,000	5/11/63	300 bp	15
	CMBX NA BBB- Index	BBB-/P	(29)	3,000	5/11/63	300 bp	4
	CMBX NA BBB- Index	BBB-/P	86	1,000	5/11/63	300 bp	97
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(183)	40,000	5/11/63	300 bp	253
	CMBX NA BBB- Index	BBB-/P	102	39,000	5/11/63	300 bp	526
	CMBX NA BBB- Index	BBB-/P	(21)	3,000	5/11/63	300 bp	12
	CMBX NA BBB- Index	BBB-/P	209	21,000	1/17/47	300 bp	49
	CMBX NA BBB- Index	BBB-/P	1,699	63,000	1/17/47	300 bp	1,219
	CMBX NA BB Index	—	68	3,000	5/11/63	(500 bp)	21
	CMBX NA BB Index	—	5	4,000	5/11/63	(500 bp)	(58)
	CMBX NA BB Index	—	51	5,000	5/11/63	(500 bp)	(28)
	CMBX NA BB Index	—	(53)	5,000	5/11/63	(500 bp)	(133)
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(152)
	CMBX NA BBB- Index	BBB-/P	91	8,000	5/11/63	300 bp	178
	CMBX NA BBB- Index	BBB-/P	(24)	6,000	5/11/63	300 bp	41
	CMBX NA BBB- Index	BBB-/P	(40)	5,000	5/11/63	300 bp	14
	CMBX NA BBB- Index	BBB-/P	30	5,000	5/11/63	300 bp	84
	CMBX NA BBB- Index	BBB-/P	(44)	5,000	5/11/63	300 bp	8
	CMBX NA BBB- Index	BBB-/P	(50)	5,000	5/11/63	300 bp	4
	CMBX NA BBB- Index	BBB-/P	(50)	5,000	5/11/63	300 bp	4
	CMBX NA BBB- Index	BBB-/P	(33)	3,000	5/11/63	300 bp	—
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	8

	Total		$22,465	$26,061

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $27,593,962.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $31,936,242, resulting in gross unrealized appreciation and depreciation of $1,172,920 and $383,707, respectively, or net unrealized appreciation of $789,213.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$185,026	$185,026	$18	$—
	Putnam Short Term Investment Fund*	4,564,958	2,133,120	4,501,341	1,011	2,196,737
	Totals	$4,564,958	$2,318,146	$4,686,367	$1,029	$2,196,737
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $8,689,329 to cover certain derivative contracts, and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $112,130 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $31,690 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$308,161	$267,413	$—
Capital goods	427,899	57,127	—
Communication services	118,804	101,981	—
Conglomerates	90,503	244,176	—
Consumer cyclicals	840,515	116,701	—
Consumer staples	756,108	214,883	—
Energy	353,731	79,642	—
Financials	1,370,051	446,791	—
Health care	855,932	46,254	—
Technology	1,134,843	387,967	—
Transportation	168,584	167,534	—
Utilities and power	280,937	135,448	—
Total common stocks	6,706,068	2,265,917	—
Commodity linked notes	$—	$1,556,021	$—
Corporate bonds and notes	—	9,544	—
Foreign government and agency bonds and notes		173,250
Investment companies	1,347,562	—	—
Mortgage-backed securities	—	2,730,533	—
Purchased options outstanding	—	135,728	—
Purchased swap options outstanding	—	8,104	—
U.S. government and agency mortgage obligations	—	5,219,610	—
Warrants	—	327,337	—
Short-term investments	2,196,737	10,049,044	—

Totals by level	$10,250,367	$22,475,088	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$50,731	$—
Futures contracts	39,920	—	—
Written options outstanding	—	(6,790)	—
Written swap options outstanding	—	(38,999)	—
Forward premium swap option contracts	—	(17)	—
TBA sale commitments	—	(2,101,094)	—
Interest rate swap contracts	—	(82,469)	—
Total return swap contracts	—	67,378	—
Credit default contracts	—	3,596	—

Totals by level	$39,920	$(2,107,664)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$8,693	$5,097
Foreign exchange contracts	75,732	25,001
Equity contracts	864,670	308,184
Interest rate contracts	69,587	175,881

Total	$1,018,682	$514,163

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$28,000
Purchased swap option contracts (contract amount)		$1,500,000
Written equity option contracts (contract amount)		$22,000
Written swap option contracts (contract amount)		$1,600,000
Futures contracts (number of contracts)		70
Forward currency contracts (contract amount)		$6,400,000
Centrally cleared interest rate swap contracts (notional)		$16,800,000
OTC total return swap contracts (notional)		$28,700,000
OTC credit default contracts (notional)		$1,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	17,523	—	—	—	—	—	—	—	—	—	—	—	17,523
	OTC Total return swap contracts*#	315,002	263	—	2,557	4,354	3,338	25,732	—	6,090	—	—	—	21,831	—	379,167
	OTC Credit default contracts*#	119	87	—	—	7,130	—	1,357	—	—	—	—	—	—	—	8,693
	Futures contracts§	—	—	—	—	—	—	—	—	—	17,796	—	—	—	—	17,796
	Forward currency contracts#	5,699	5,814	—	5,156	9,204	11,192	10,044	3,836	6,446	—	7,078	8,179	1,178	1,906	75,732
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	306	—	—	—	—	—	306
	Purchased swap options#	1,821	923	—	2,500	930	—	1,930	—	—	—	—	—	—	—	8,104
	Purchased options#	—	20,091	—	—	—	—	—	—	115,637	—	—	—	—	—	135,728

	Total Assets	$322,641	$27,178	$17,523	$10,213	$21,618	$14,530	$39,063	$3,836	$128,479	$17,796	$7,078	$8,179	$23,009	$1,906	$643,049

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	13,752	—	—	—		—	—	—	—	—	—	—	13,752
	OTC Total return swap contracts*#	217,625	1,424	—	26,731	5,958	1,512	45,467	—	13,072	—	—	—	—	—	311,789
	OTC Credit default contracts*#	—	—	—	—	4,094	—	1,003	—	—	—	—	—	—	—	5,097
	Futures contracts§	—	—	—	—	—	—	—	—	—	5,366	—	—	—	—	5,366
	Forward currency contracts#	1,153	1,612	—	1,490	580	687	1,328	2,015	4,224	—	1,235	5,773	2,106	2,798	25,001
	Forward premium swap option contracts#	—	—	—	—	—	—	22	—	301	—	—	—	—	—	323
	Written swap options#	1,287	438	—	1,373	290	—	1,542	—	34,069	—	—	—	—	—	38,999
	Written options#	—	50	—	1,118	—	5,622	—	—	—	—	—	—	—	—	6,790

	Total Liabilities	$220,065	$3,524	$13,752	$30,712	$10,922	$7,821	$49,362	$2,015	$51,666	$5,366	$1,235	$5,773	$2,106	$2,798	$407,117

	Total Financial and Derivative Net Assets	$102,576	$23,654	$3,771	$(20,499)	$10,696	$6,709	$(10,299)	$1,821	$76,813	$12,430	$5,843	$2,406	$20,903	$(892)	$235,932
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$20,903	$—
	Net amount	$102,576	$23,654	$3,771	$(20,499)	$10,696	$6,709	$(10,299)	$1,821	$76,813	$12,430	$5,843	$2,406	$—	$(892)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015